Results for the year - Income taxes and deferred income taxes - Development in deferred income tax assets and liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	kr 19,133	kr 10,218
Income/(charge) to the income statement	876	6,051
Income/(charge) to other comprehensive income	(2,643)	1,314
Income/(charge) to equity	(37)	(60)
Additions from acquisitions	1,460	1,029
Effect of exchange rate adjustment	(1,753)	581
Net deferred tax asset/(liability) at the end of the year	17,036	19,133
Deferred tax asset at the end of the year	23,647	24,648
Deferred tax liability at the end of the year	(6,611)	(5,515)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(5,484)	(2,561)
Income/(charge) to the income statement	(52)	(207)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions	0	(2,600)
Effect of exchange rate adjustment	496	(116)
Net deferred tax asset/(liability) at the end of the year	(5,040)	(5,484)
Deferred tax asset at the end of the year	579	497
Deferred tax liability at the end of the year	(5,619)	(5,981)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(6,472)	(10,241)
Income/(charge) to the income statement	(532)	427
Income/(charge) to other comprehensive income	0	(254)
Income/(charge) to equity	0	254
Additions from acquisitions	0	3,487
Effect of exchange rate adjustment	129	(145)
Net deferred tax asset/(liability) at the end of the year	(6,875)	(6,472)
Deferred tax asset at the end of the year	239	231
Deferred tax liability at the end of the year	(7,114)	(6,703)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	3,790	1,717
Income/(charge) to the income statement	2,823	2,142
Income/(charge) to other comprehensive income	(407)	(71)
Income/(charge) to equity	0	0
Additions from acquisitions	0	0
Effect of exchange rate adjustment	(8)	2
Net deferred tax asset/(liability) at the end of the year	6,198	3,790
Deferred tax asset at the end of the year	6,267	3,847
Deferred tax liability at the end of the year	(69)	(57)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	18,742	14,427
Income/(charge) to the income statement	222	3,485
Income/(charge) to other comprehensive income	(14)	17
Income/(charge) to equity	0	0
Additions from acquisitions	0	40
Effect of exchange rate adjustment	(1,908)	773
Net deferred tax asset/(liability) at the end of the year	17,042	18,742
Deferred tax asset at the end of the year	17,605	19,004
Deferred tax liability at the end of the year	(563)	(262)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	8,557	6,876
Income/(charge) to the income statement	(1,585)	204
Income/(charge) to other comprehensive income	(2,222)	1,622
Income/(charge) to equity	(37)	(314)
Additions from acquisitions	1,460	102
Effect of exchange rate adjustment	(462)	67
Net deferred tax asset/(liability) at the end of the year	5,711	8,557
Deferred tax asset at the end of the year	11,820	13,112
Deferred tax liability at the end of the year	(6,109)	(4,555)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	0	0
Net deferred tax asset/(liability) at the end of the year	0	0
Deferred tax asset at the end of the year	12,863	12,043
Deferred tax liability at the end of the year	kr (12,863)	kr (12,043)